Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000256468
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory Pioneer Bond Fund
Average Annual Return, Percent	1.99%	0.01%	2.05%
C000256469
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory Pioneer Bond Fund
Average Annual Return, Percent	2.75%	(0.20%)	1.72%
Without Sales Load [Member] | C000256468
Average Annual Return [Line Items]
Average Annual Return, Percent	4.17%	0.46%	2.28%
Without Sales Load [Member] | C000256469
Average Annual Return [Line Items]
Average Annual Return, Percent	3.63%	(0.20%)	1.72%
Without Sales Load [Member] | C000256465
Average Annual Return [Line Items]
Average Annual Return, Percent	3.99%	0.17%	2.00%
Without Sales Load [Member] | C000256467
Average Annual Return [Line Items]
Average Annual Return, Percent	4.75%	0.92%	2.73%
Without Sales Load [Member] | C000256466
Average Annual Return [Line Items]
Average Annual Return, Percent	4.63%	0.80%	2.61%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%	0.08%	1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%	0.08%	1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%	0.08%	1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%	0.08%	1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%	0.08%	1.54%